Segments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Operating segments data [text block]
(in USD million)	E&P Norway	E&P International	MMP	Other	Eliminations	Total

Full year 2018
Revenues third party, other revenues and other income	588	3,181	75,487	45	0	79,301
Revenues inter-segment	21,877	9,186	291	2	(31,355)	0
Net income/(loss) from equity accounted investments	10	31	16	234	0	291

Total revenues and other income	22,475	12,399	75,794	280	(31,355)	79,593

Purchases [net of inventory variation]	2	(26)	(69,296)	(0)	30,805	(38,516)
Operating, selling, general and administrative expenses	(3,270)	(3,006)	(4,377)	(288)	653	(10,286)
Depreciation, amortisation and net impairment losses	(4,370)	(4,592)	(215)	(72)	0	(9,249)
Exploration expenses	(431)	(973)	0	0	0	(1,405)

Net operating income/(loss)	14,406	3,802	1,906	(79)	103	20,137

Additions to PP&E, intangibles and equity accounted investments	6,947	7,403	331	519	0	15,201

Balance sheet information
Equity accounted investments	1,102	296	92	1,373	0	2,863
Non-current segment assets	30,762	38,672	5,148	353	0	74,934
Non-current assets, not allocated to segments						8,655

Total non-current assets						86,452

(in USD million)	E&P Norway	E&P International	MMP	Other	Eliminations	Total

Full year 2017
Revenues third party, other revenues and other income	(23)	1,984	58,935	102	0	60,999
Revenues inter-segment1)	17,586	7,249	83	1	(24,919)	0
Net income/(loss) from equity accounted investments	129	22	53	(16)	0	188

Total revenues and other income	17,692	9,256	59,071	87	(24,919)	61,187

Purchases [net of inventory variation]1)	0	(7)	(52,647)	(0)	24,442	(28,212)
Operating, selling, general and administative expenses1)	(2,954)	(2,804)	(3,925)	(235)	418	(9,501)
Depreciation, amortisation and net impairment losses	(3,874)	(4,423)	(256)	(91)	(0)	(8,644)
Exploration expenses	(379)	(681)	0	0	0	(1,059)

Net operating income/(loss)	10,485	1,341	2,243	(239)	(59)	13,771

Additions to PP&E, intangibles and equity accounted investments	4,869	5,063	320	543	0	10,795

Balance sheet information
Equity accounted investments	1,133	234	134	1,050	0	2,551
Non-current segment assets	30,278	36,453	5,137	390	0	72,258
Non-current assets, not allocated to segments						9,102

Total non-current assets						83,911

1) Parts of the gas transportation costs that previously were allocated to MMP and therefore deducted from the inter segment transfer price, are from 1 January 2017 allocated to E&P Norway.

(in USD million)	E&P Norway	E&P International	MMP	Other	Eliminations	Total

Full year 2016
Revenues third party, other revenues and other income	184	884	44,883	41	0	45,993
Revenues inter-segment	12,971	5,873	35	1	(18,880)	(0)
Net income/(loss) from equity accounted investments	(78)	(100)	61	(3)	0	(119)

Total revenues and other income	13,077	6,657	44,979	39	(18,880)	45,873

Purchases [net of inventory variation]	1	(7)	(39,696)	(0)	18,198	(21,505)
Operating, selling, general and administative expenses	(2,547)	(2,923)	(4,439)	(340)	463	(9,787)
Depreciation, amortisation and net impairment losses	(5,698)	(5,510)	(221)	(121)	0	(11,550)
Exploration expenses	(383)	(2,569)	0	0	0	(2,952)

Net operating income /(loss)	4,451	(4,352)	623	(423)	(219)	80

Additions to PP&E, intangibles and equity accounted investments	6,786	6,397	492	451	0	14,125

Balance sheet information
Equity accounted investments	1,133	365	129	617	0	2,245
Non-current segment assets	27,816	36,181	4,450	352	0	68,799
Non-current assets, not allocated to segments						8,090

Total non-current assets						79,133

Non-current assets by country [text block]
Non-current assets by country
	At 31 December
(in USD million)	2018	2017	2016

Norway	34,952	34,588	31,484
USA	19,409	19,267	18,223
Brazil	7,861	4,584	5,308
UK	4,588	4,222	3,108
Angola	1,874	2,888	3,884
Canada	1,546	1,715	1,494
Azerbaijan	1,452	1,472	1,326
Algeria	986	1,114	1,344
Other countries	5,128	4,958	4,873

Total non-current assets1)	77,797	74,809	71,043

  Excluding deferred tax assets, pension assets and non-current financial assets.

Revenues from contracts with customers [text block]
Revenues from contracts with customers and other revenues
	2018	2017	2016
(in USD million)

Crude oil	40,948	29,519	24,307
Natural gas	14,559	11,420	9,202
Refined products	13,124	11,423	8,142
Natural gas liquids	7,167	5,647	4,036
Transportation	1,033
Other sales	903	2,963	1

Total revenues from contracts with customers	77,734	60,971	45,688

Over/Under lift	137
Taxes paid in-kind	865
Gain (loss) on commodity derivatives	(216)
Other revenues	36
Total other revenues	821

Revenues	78,555	60,971	45,688

For 2017 and 2016, the transportation element included in sales transactions with customers are included in Crude Oil, Refined Products and Natural Gas Liquids. Other transportation was included in other sales. In 2018 these elements are included in Transportation. The elements included in Total other revenues were for 2017 and 2016 included in other sales.

The changes are due to implementation of IFRS15, see note 27 Changes in accounting policies.